Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Apr. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 26, 2021	Nov. 01, 2020	Oct. 31, 2020	Jun. 30, 2020	Jan. 02, 2020	Oct. 31, 2019
Shares issued						4,061,141
Depreciation expense		$ 20,331	$ 15,952
Capitalized cost		292,229	173,710
Prepaid advance		0	124,563
Allocation of expenses		$ 2,211,303	$ 2,297,723
Issuance of stock subscriptions		65,266	130,532
Issuance of stock subscriptions value		$ 2,633	$ 5,266
Issuance of convertible notes			$ 1,882,500				$ 200,000	$ 550,000
Interest rate			4.00%
Price per share		$ 0.63		$ 6.14	$ 6.80				$ 2
Proceeds from loan		$ 46,500
Loan forgiveness		46,500
Increasing net cash from financing activities		$ 750,000
Paycheck Protection Program Loan [Member]
Interest rate	1.00%
Proceeds from loan	$ 46,500
Related Party [Member]
Issuance of stock subscriptions value			$ 50,000
Parent Company [Member]
Prepaid advance										$ 227,807
Sports Hub Games Network [Member]
Percentage of ownership		83.00%